CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income (loss)	$ (2,210)	$ 3,010	$ 348
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation of property, plant and equipment	2,290	2,109	1,929
Allowance for doubtful accounts receivable			(101)
Amortization of land use right	36	36	33
Amortization of acquired intangible assets	3,056	1,803	1,901
Utilization of subsidy from local authorities of Zhuhai, the People's Republic of China (the "PRC")	(674)	(995)	(225)
Write down of inventories	180	232	378
Loss on disposal of property, plant and equipment	5	28	42
Loss on disposal of intangible assets		4
Impairment loss recognized in respect of goodwill		468
Impairment loss recognized in respect of intangible assets		420
Remeasurement gain on equity interest on acquisition of a subsidiary			(494)
Fair value change in trading securities	(2)	(4)	2
Investment income from other investment		(268)
Gain on disposal of other investments		(195)	(137)
Share-based compensation	1,465	1,928	1,532
Deferred tax	454	428	419
Proceeds from disposal of trading securities	459		5
Share of net loss (income) of equity method investees	(41)	1,113	781
Impairment recognised in respect of other investments	2,543
Changes in operating assets and liabilities:
Accounts receivable	3,150	947	(150)
Amounts due from a related party	(331)	550	(39)
Inventories	(4,510)	(2,632)	222
Prepaid expenses and other current assets	(2,549)	1,736	(1,326)
Amount due from an equity method investee	(14)	47	410
Accounts payable	3,598	1,310	(32)
Accrued expenses and other current liabilities	(3,526)	(3,002)	(1,680)
Income tax recoverable	(189)
Income tax payable	(190)	94	14
Deposit paid for acquisition of land use right			(901)
Rental deposit (paid) received	4	(8)	(1)
Net cash provided by (used in) operating activities	(3,296)	7,265	3,230
Investing activities:
Purchase of marketable securities	(132,376)	(272,240)	(100,498)
Disposal of a subsidiary, net of cash equivalent disposed			(10,110)
Purchase of property, plant and equipment	(249)	(7,472)	(8,851)
Investment in equity method investees	(1,500)	(9,676)	(5,606)
Deposit paid for acquisition of intangible assets			(2,408)
Purchase of intangible assets	(1,081)	(2,642)	(1,762)
Acquisition of a subsidiary, net of cash and cash equivalent acquired			(937)
Investment income from an other investment		268
Purchase of an other investment		(13,727)
Proceeds from disposal of property, plant and equipment	22	34	21
Purchase of trading securities			(470)
Decrease (incresase) in time deposit	(10,000)	34	28
Proceeds from the disposal of other investments		195	1,251
Proceeds from redemption of marketable securities	178,975	278,568	77,657
Net cash (used in) provided by investing activities	33,791	(26,658)	(51,685)
Financing activities:
Receipt of amount due from a former subsidiary			11,020
Proceeds from exercise of stock options	2,289	671	316
Advance subsidy from local authorities of Zhuhai, the PRC	299	711	302
Raise of short-term bank loans	8,500	12,000
Repurchase of ordinary shares	(4,152)	(6,251)	(9,019)
Net cash provided by financing activities	6,936	7,131	2,619
Net (decrease) increase in cash and cash equivalents	37,431	(12,262)	(45,836)
Cash and cash equivalents at the beginning of the year	33,207	42,872	87,706
Effect of exchange rate changes on cash	698	2,597	1,002
Cash and cash equivalents at the end of the year	71,336	33,207	42,872
Cash paid during the period for:
Interest	(250)	(144)
Income taxes	(180)	(207)	(180)
Non-cash investing activities
Purchases of intangible assets	(2,786)	(2,353)	(536)
Purchases of property, plant and equipment	(898)	(1,702)	(2,305)
Transfer of an investment in equity method investee to other investment		$ 804